Regulatory framework	12 Months Ended
Dec. 31, 2023
Regulatory Framework
Regulatory framework

Note	2 | Regulatory framework

a)	Concession

The term of the concession is 95 years, which may be extended for an additional maximum period of 10 years. The term of the concession is divided into management periods. At the end of each management period, the Class “A” shares representing 51% of edenor‘s share capital, currently held by Empresa de Energía del Cono Sur S.A., must be offered for sale through a public bidding. If the latter makes the highest bid, it will continue to hold the Class “A” shares, and no further disbursements will be necessary. On the contrary, if Empresa de Energía del Cono Sur S.A. is not the highest bidder, then the bidder who makes the highest bid shall pay Empresa de Energía del Cono Sur S.A. the amount of the bid in accordance with the conditions of the public bidding. The proceeds from the sale of the Class “A” shares will be delivered to Empresa de Energía del Cono Sur S.A. after deducting any amounts receivable to which the Grantor of the concession may be entitled.

The Company has the exclusive right to render electric power distribution and sales services within the concession area to all the customers who are not authorized to obtain their power supply from the WEM, thus being obliged to supply all the electric power that may be required in due time and in accordance with the established quality levels. In addition, the Company must allow free access to its facilities to any WEM agents whenever required, under the terms of the Concession. No specific fee must be paid by the Company under the Concession Agreement during the term of the concession.

The Company is subject to the terms and conditions of its Concession Agreement and the provisions of the Regulatory Framework comprised of Federal Laws Nos. 14,772, 15,336 and 24,065, Executive Order No. 714/92 of the PEN, resolutions and regulatory and supplementary regulations issued by the authorities responsible for this matter, with the Company being responsible for the provision of the public service of electricity distribution and sale with a satisfactory quality level, complying for such purpose with the requirements set forth in both the aforementioned agreement and the Regulatory Framework.

Failure to comply with the established guidelines will result in the application of penalties, based on the economic damage suffered by the customer when the service is provided in an unsatisfactory manner, the amounts of which will be determined in accordance with the methodology stipulated in the above-mentioned agreement. The ENRE is the authority in charge of controlling strict compliance with the pre-established guidelines.

b)	Electricity rate situation

On December 16, 2023, the Federal Government, by means of Executive Order No. 55/2023, declares the emergency of the National Energy Sector -including the electricity distribution segment- until December 31, 2024, and provides for the following:

o	The implementation by the SE of a program of necessary and indispensable measures in order to establish the mechanisms for setting prices under conditions of competition and free access, maintain, in real terms, income levels and cover investment needs to ensure the continuous provision of the public services of electricity transmission and distribution under appropriate technical and economic conditions, both for the providers and all user categories.
o	The commencement of the RT for the providers of the public services of electricity transmission and distribution under federal jurisdiction, with the proviso that the resulting electricity rate schedules shall come into effect not later than December 31, 2024.
o	The intervention of the ENRE from January 1, 2024 until the appointment of the members comprising the Board of Directors.
o	The implementation of mechanisms allowing for citizen participation in the transitional rate adjustment process.

Furthermore, on January 2, 2024, by means of Resolution No. 2/2024, the ENRE called a Public Hearing for January 26, 2024, to make known and listen to opinions on the transitional electricity rate system of the distribution companies in charge of the public service of electricity.

In the above-mentioned Hearing, the Company’s presentation focused on the following:

-	The importance of its customer service role, as it is the link that attends and provides the service to users.
-	The fact that it acts as a collecting agent, but only 29% of the bill it “collects” constitutes real income, with the remaining percentage going to the other WEM participants and to the Federal Government through taxes.
-	The insufficient adjustment of the electricity rate, which has once again led to the Company’s not having the necessary funds to pay its debts for energy purchased.
-	The commencement of a process for the offsetting of the regulatory assets (receivables from non-compliance with the RT), and the consideration of the debt with CAMMESA resulting from the insufficient adjustment of the electricity rate.

Finally, on February 15, 2024, by means of Resolution No. 102/2024, the ENRE approved the values of the Company’s electricity rate schedule effective from the billing relating to the reading of meters subsequent to 12:00 AM on the date of publication of the aforementioned resolution in the Official Gazette, which was February 16, 2024.

In view of the National Energy Sector emergency declared by Executive Order No. 55/2023 and the Public Hearing held on January 26, 2024, the approval of ENRE Resolution No. 102/2024 implies the readjustment of the Company’s electricity rate through the granting of a 319.2% increase in the CPD, with the aim of reducing the Federal Government’s transfers to the electricity sector and promoting a sustainable economic balance. The “correction” of electricity rates is essential for restoring relative prices in the economy, ensuring the economic self-sufficiency of the electricity system and laying the foundations to promote private investment.

With regard to the foregoing, it is provided that the electricity rate set in the aforementioned resolution will be temporarily in effect for a term of one year and will be adjusted on a monthly basis as from May 2024, so as to maintain its real value, by means of an adjustment mechanism of the CPD that will take into consideration the Consumer Price Index (CPI), the Wholesale Price Index (WPI), and the Salary Variation Index prepared by the INDEC.

The following resolutions were issued by the SE and the ENRE, in connection with the Company’s electricity rate schedules and the seasonal reference prices (Stabilized Price of Energy and Power Reference Price):

Resolution	Date	What it approves	Effective as from
SE No. 323/2023	April 29, 2023	Seasonal reference prices (1)	May 1
ENRE No. 399/2023	May 4, 2023	Electricity rate schedules	May 1
ENRE No. 423/2023	May 31, 2023	Electricity rate schedules	June 1
SE No. 612/2023	July 25, 2023	Seasonal reference prices	August 1
ENRE No. 574/2023	August 1, 2023	Electricity rate schedules	August 1
SE No. 884/2023	October 31, 2023	Seasonal reference prices (2)	November 1
ENRE No. 784/2023	November 2, 2023	Electricity rate schedules	November 1
SE No. 7/2024	February 2, 2024	Seasonal reference prices	February 1
ENRE No. 102/2024	February 15, 2024	Electricity rate schedules	February 16

(1)	It approves the Winter Seasonal Programming for the WEM submitted by CAMMESA, relating to the May 1, 2023-October 31, 2023 period.
(2)	It approves the Summer Seasonal Programming for the WEM submitted by CAMMESA, relating to the November 1, 2023-April 30, 2024 period.

c)     Memorandum of Agreement on Regularization of Payment Obligations – Debt for the purchase of energy in the WEM

With regard to the Memorandum of Agreement entered into on December 29, 2022 by the Company, the Federal Government and the ENRE, of which CAMMESA was notified, concerning the Regularization of Payment Obligations for the periods between September 30, 2020 and August 31, 2022 (Note 2.c to the Financial Statements as of December 31, 2022), on July 27, 2023, the SE instructed CAMMESA to define the Payment plan in accordance with the methodologies set forth therein. In this regard, on July 31, 2023, CAMMESA agreed to the payment plan by means of Note B-168538-1. The Company has recognized that it owes a sum of $ 32,985, which adjusted in accordance with the established procedures amounts to $ 52,276.

Pursuant to Article Six of the Memorandum of Agreement, the payment of all the obligations when due has as a condition precedent that the ENRE grant an increase in the VAD, which also implies the approval of the payment schedule, independently of the readjustment of the electricity rate.

Furthermore, on July 28, 2023, the Company and CAMMESA entered into an Agreement on the Regularization of Payment Obligations for the periods between September 1, 2022 and February 28, 2023 (SE Resolutions Nos. 56 and 555/2023), pursuant to which the Company recognizes that it owes CAMMESA a sum of $ 26,388, which adjusted in accordance with the procedure set forth in SE Resolution No. 56/2023 amounts to $ 42,391, for the past due periods from September 2022 through February 2023. The Company agrees to pay the aforementioned debt through a new Payment plan in 96 installments, with the value of each monthly installment being adjusted in accordance with the development of the MWh value in effect at each time.

As of December 31, 2023 and 2022, the impact of the aforementioned agreements -those signed on December 29, 2022 and on July 28, 2023, and the one signed on December 29, 2022 (the part relating to the credits recognized by CAMMESA)-, amounts to $ 197,731 and $ 56,479, respectively, and is disclosed in the Agreement on the Regularization of Payment Obligations line item of the Statement of Comprehensive Income (Loss). The Payment plan liability, including both financial components accrued and payments made, amounts to $ 121,224, and is disclosed in the Other payables account of the Statement of Financial Position.

At the date of issuance of these financial statements, the Company has delivered post-dated checks for $ 5,022 to pay the first ten installments with maturities from August 2023 through January 2024.

Furthermore, based on the provisions of Article Six of the Memorandum of Agreement and taking into consideration that the ENRE had not granted an increase in the VAD, the Company was forced to partially suspend the payment of its current obligations. Due to that situation, the SE, in the event of a communication from CAMMESA, and after having demanded that the Company regularize its payment obligations, could at its sole discretion provide that the Memorandum of Agreement or any part thereof be terminated. The Company believes that the likelihood of this situation occurring is remote due to the ongoing negotiations.

d)       Agreement on Recognition of Consumption in Vulnerable Neighborhoods

On August 30, 2022, the Company, the Federal Government and the PBA, entered into an Agreement to Renew the Agreement on the Recognition of Electricity Consumption in Vulnerable Neighborhoods (Framework agreement).

-	Electricity consumption from August through December 2020: the ENRE validated receivables for $ 1,115, which the Company recognized as the ENRE certified compliance with the degree of completion of the works of the Preventive and Corrective Maintenance Work Plan for the Electricity Distribution Network, as stipulated in the Agreement described in Note 2.d to the Financial Statements as of December 31, 2022.

-	Electricity consumption from January through December 2021: the Company opted to offset it against the debts incurred for the purchase of energy from CAMMESA (Note 2.d to the Financial Statements as of December 31, 2022). On March 21, 2023, the Federal Government’s portion had been effectively settled in accordance with CAMMESA’s statement of accounts, with the relevant adjustments having been recognized.

-	Electricity consumption from January through December 2022: the Federal Government must make a contribution of $ 1,436, and the PBA a contribution of $ 553, which total a receivable in favor of the Company of $ 1,989 that has been recognized along with the receivable mentioned in the preceding paragraph. In this regard, the PBA’s contribution will be made in six monthly installments, the first four of which have been already collected by the Company.

-	Electricity consumption from January through September 2023: on October 19, 2023, the ENRE validated receivables for $1,431 and $ 1,056, which must be contributed by the Federal Government and the PBA, respectively. The PBA’s contribution is pending collection.

At the date of issuance of these financial statements, the Company has recognized for the described concepts a total of $ 5,986, which is disclosed in the Other operating income line item of the Statement of Comprehensive Income (Loss).

e)	Agreement on the Regularization of Obligations – Transfer of jurisdiction and offsetting of receivables and payables

On May 10, 2019, edenor, Edesur S.A. and the SE entered into the Agreement on the Regularization of Obligations for the Transfer of Concession Holders to the Local Jurisdictions, whereby, prior to the transfer of the respective concessions to the jurisdictions of the PBA and the CABA, respectively, (i) the existing debts and credits are mutually offset; (ii) a term and modality of payment of the fines payable to users and the Government are agreed-upon, in three and five years, respectively; (iii) settlement of the fines payable to the Government is allowed to be made through investments in specific works to improve the service; and (iv) it is agreed that any legal actions against the Federal Government for damages caused by the freeze on rates since 2017 will be abandoned. The effects of this agreement were recognized in the Company’s financial statements as of December 31, 2019.

On January 19, 2021, the Federal Government, the PBA and the CABA entered into a new Agreement according to which the Federal Government retains the capacity as grantor of the concession in connection with the concession agreements (Executive Order No. 292/2021 and SE Resolution No. 16/2021).

On September 21, 2021, the National Ministry of Economy issued ME Resolution No. 590/2021 declaring the Agreement contrary to the public interest, thus paving the way for the filing of a legal action to declare it null and void. It also provided for the suspension of the administrative procedures relating to the fulfilment of the obligations arising from such Agreement.

Without prejudice to the foregoing, at the date of issuance of these financial statements, the Company has not been served notice of the filing of any legal action in order for the Agreement or the acts resulting therefrom to be declared null and void. The administrative act in question has not provided for the suspension of the legal effects of said Agreement, which is, therefore, in full force and effect. Against this resolution, the Company has filed an appeal (recurso jerárquico) to the Office of the Head of the Cabinet of Ministers (higher administrative authority) and a motion for clarification with the Ministry of Economy, which was granted and answered by ME Resolution No. 656/2021, notified on October 20, 2021, whereby said Ministry confirms that such Agreement has not been suspended.

Finally, on August 22, 2022, by means of ENRE Resolution No. 292/2022, it is provided that all the proceedings be provisionally terminated because the docket shows no activity as a result of ME Resolutions Nos. 590 and 656/2021, and that the provisions of such resolutions shall be in effect until notice of the final judgements on the related proceedings is given to the ENRE by any reliable means, situation which remains unchanged at the date of issuance of these financial statements.

f)	Penalties

The ENRE is empowered to control the quality levels of the technical product and service, the commercial service and the compliance with public safety regulations, as provided for in the Concession Agreement. If the Distribution Company fails to comply with the obligations assumed, the ENRE may apply the penalties stipulated in the aforementioned Agreement.

As of December 31, 2023 and 2022, the Company has recognized in its financial statements the penalties accrued, whether imposed or not yet issued by the ENRE, relating to the control periods elapsed as of those dates, following the criteria and estimates available, which may differ from the actual ones.

Furthermore, ENRE Resolution No. 63/17, as amended and supplemented, has set out the control procedures, the service quality assessment methodologies, and the penalty system, applicable as from February 1, 2017, for the 2017–2023 period.

In accordance with the provisions of Sub-Appendix XVI to the referred to Resolution, the Company is required to submit in a term of sixty calendar days the calculation of global indicators, interruptions for which force majeure had been alleged, the calculation of individual indicators, and will determine the related discounts, crediting the amounts thereof within ten business days. In turn, the ENRE will examine the information submitted by the Company, and in the event that the crediting of such discounts were not verified will impose a fine, payable to the Federal Government, equivalent to twice the value that should have been recorded. The referred to Sub-Appendix provides for a similar treatment for the analysis of product quality and commercial service quality. With regard to Public Safety, a penalty is imposed on the existence of facilities that due to their condition pose a risk to public safety; to define them ENRE Resolution No. 421/11 provided a list of those situations to be regarded as anomalous.

The penalty system provides that penalties are updated in accordance with the variation of the Distributor’s CPD or by the energy tariff average price, as the case may be. Furthermore, whom the penalty amounts will be payable/credited to varies between the affected users, total active users or the administration, depending on each case and as defined by the regulator.

By means of Resolution No. 15/2021, the ENRE approved the new methodology for crediting and distributing the penalties payable to all the Active Users and the modality of crediting penalties to the Solidarity Account for Users in Vulnerable Situations, as well as the manner in which edenor must produce that information and send it to the ENRE

Furthermore, there exist certain penalties related to the quality of the information and the quality of the technical service, the penalty procedure of which is being challenged by the Company due to the fact that it applies retroactively to time-barred periods and has calculation defects in relation to the applicable regulations.

The effects of the resolutions detailed in this note have been quantified by the Company and recognized as of December 31, 2023 and 2022, which does not imply the Company’s consent to the applied criteria.

g)	Restriction on the transfer of the Company’s common shares

The Bylaws provide that Class “A” shareholders may transfer their shares only with the prior approval of the ENRE. The ENRE must communicate its decision within ninety days upon submission of the request for such approval, otherwise the transfer will be deemed approved.

Furthermore, Caja de Valores S.A. (the Public Register Office), which keeps the Share Register of the shares, is entitled (as stated in the Bylaws) to reject such entries which, at its criterion, do not comply with the rules for the transfer of common shares included in (i) the Business Organizations Law, (ii) the Concession Agreement and (iii) the Bylaws.

In addition, the Class “A” shares will be pledged during the entire term of the concession as collateral to secure the performance of the obligations assumed under the Concession Agreement.

In connection with the issuance of Corporate Notes, during the term thereof, Empresa de Energía del Cono Sur S.A. is required to be the beneficial owner and owner of record of not less than 51% of the Company’s issued, voting and outstanding shares, otherwise the maturity of principal of the corporate notes could be accelerated.